Fresh Start Accounting - Drillships and related equipment and Intangible asset (Details) - Predecessor - Discount Rate	Nov. 19, 2018
Fresh-Start Adjustment [Line Items]
Intangible assets measurement input	2.9
Drillships and related equipment
Fresh-Start Adjustment [Line Items]
Drillship measurement input	14